LEASE EXIT COSTS AND PROPERTIES HELD FOR SALE - Schedule of Lease Exit Cost Reserves (Details) - Contract termination - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018
Restructuring Reserve [Roll Forward]
Beginning balance	$ 58.2	$ 44.4
Additions	26.6	32.7
Payments	(16.6)	(17.9)
Disposals	(1.7)	(1.0)
Ending balance	$ 66.5	$ 58.2